INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 446,102		$ 3,015,816
Land		264,498		713,471
Other assets		101,373		918,932
Total Assets		811,973		4,648,219
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,097,882		5,978,740
Accounts payable and accrued expenses		0		84,352
Other liabilities		10,650		307,487
Liabilities		1,108,532		6,370,579
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(332,349)	(332,349)	(1,825,519)	(1,825,519)
Other partners		35,790		103,159
Partners Capital		(296,559)		(1,722,360)
Liabilities and Stockholders Equity		811,973		4,648,219
Series One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		446,102		3,015,816
Land		264,498		713,471
Other assets		101,373		918,932
Total Assets		811,973		4,648,219
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,097,882		5,978,740
Accounts payable and accrued expenses		0		84,352
Other liabilities		10,650		307,487
Liabilities		1,108,532		6,370,579
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(332,349)	(332,349)	(1,825,519)	(1,825,519)
Other partners		35,790		103,159
Partners Capital		(296,559)		(1,722,360)
Liabilities and Stockholders Equity		811,973		4,648,219
Series Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		$ 0		$ 0